Earnings per share (Details) - EUR (€)	3 Months Ended			6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Mar. 31, 2017	Jun. 30, 2018	Jun. 30, 2017
Numerators:
Net income attributable to shareholders of FMC-AG & Co. KGaA	€ 993,981,000	€ 268,685,000		€ 1,272,536,000	€ 576,860,000
Denominators:
Weighted average number of shares outstanding	306,355,571	306,523,865	306,523,865	306,404,051	306,383,373
Potentially dilutive shares	927,226.447239065	712,296	712,296	946,366.236000954	589,057
Basic earnings per share (in dollars per share)	€ 3.24	€ 0.88		€ 4.15	€ 1.88
Fully diluted earnings per share (in dollars per share)	€ 3.23	€ 0.87		€ 4.14	€ 1.88